Selected Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net Revenues	$ 595,088	$ 591,542	$ 604,124	$ 610,065	$ 558,649	$ 535,173	$ 548,784	$ 556,653	$ 2,400,819	$ 2,199,259	$ 2,214,831
Operating Income (Loss)	80,477	78,940	89,554	94,830	29,726	67,881	80,439	82,362	343,801	260,408	271,584
Income from continuing operations, net of tax	82,073	23,157	27,692	35,076	10,581	164,197	11,257	21,666	167,998	207,701	11,068
Income from discontinued operations, net of tax	0	0	21,017	375	1,478	180,707	18,715	11,630	21,392	212,530	36,539
Net Income (Loss) Attributable to Parent	$ 82,073	$ 23,157	$ 48,709	$ 35,451	$ 12,059	$ 344,904	$ 29,972	$ 33,296	$ 189,390	$ 420,231	$ 47,607
Continuing operations	$ 0.72	$ 0.20	$ 0.24	$ 0.31	$ 0.09	$ 1.43	$ 0.10	$ 0.19	$ 1.46	$ 1.81	$ 0.10
Discontinued operations	0.00	0	0.18	0.00	0.01	1.58	0.16	0.10	0.19	1.86	0.32
Basic net income per common share	0.72	0.20	0.42	0.31	0.10	3.01	0.26	0.29	1.65	3.67	0.42
Continuing operations	0.71	0.20	0.24	0.31	0.09	1.43	0.10	0.19	1.45	1.80	0.10
Discontinued operations	0.00	0	0.18	0.00	0.01	1.57	0.16	0.10	0.19	1.85	0.32
Diluted net income per common share	$ 0.71	$ 0.20	$ 0.42	$ 0.31	$ 0.10	$ 3.00	$ 0.26	$ 0.29	$ 1.64	$ 3.65	$ 0.42